SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Accounts Receivable [Member]
Debt Instrument [Line Items]
Concentration Risk, Percentage	0.00%
Customer A Concetration Risk [Member] | Sales Revenue, Net [Member]
Debt Instrument [Line Items]
Concentration Risk, Percentage	16.00%	17.00%
Customer A Concetration Risk [Member] | Accounts Receivable [Member]
Debt Instrument [Line Items]
Concentration Risk, Percentage	24.00%	0.00%
Customer B Concetration Risk [Member] | Accounts Receivable [Member]
Debt Instrument [Line Items]
Concentration Risk, Percentage	12.00%	0.00%
Customer C Concetration Risk [Member] | Accounts Receivable [Member]
Debt Instrument [Line Items]
Concentration Risk, Percentage	10.00%	21.00%
Customer D Concetration Risk [Member] | Accounts Receivable [Member]
Debt Instrument [Line Items]
Concentration Risk, Percentage	0.00%	34.00%
Customer E Concetration Risk [Member] | Accounts Receivable [Member]
Debt Instrument [Line Items]
Concentration Risk, Percentage	0.00%	10.00%